FAIR VALUE MEASUREMENTS (Narrative) (Details) (USD $)				9 Months Ended		1 Months Ended		4 Months Ended
	May 23, 2013 EES LLC [Member]	Dec. 31, 2012 EES LLC [Member]	Oct. 31, 2009 EES LLC [Member]	Sep. 30, 2013 FNES [Member]	May 23, 2013 FNES [Member]	Jul. 31, 2013 ETI [Member]	May 31, 2013 ETI [Member]	Sep. 30, 2013 ETI [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of investments	$ 19,500,000			$ 14,813,002
Percentage of equity interest sold						8.00%	12.00%	20.00%
Proceeds from sale of equity						4,000,000	6,000,000	10,000,000
Non-controlling, non-marketable basis of EES					50,000,000
Ownership interest in FNES		52.60%	52.60%					31.00%
Retained interest, percentage				30.59232%
Retained interest, fair value				$ 15,296,160